b91-18091 T-W

12080151

| For Internal Use Only | | Submit 1 Original | | OMB |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

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# UNITED STATES
## SECURITIES AND EXCHANGE COMMISSION
**Washington, D.C. 20549**
## FORM 19b-4(e)

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
2012
DIVISION OF TRADING & MARKETS

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**GSGO**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**NYSE ARCA**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Janet L. McGinness**

Title:

**Corporate Secretary**

Telephone Number:

**(212) 656-2039**

Manual Signature of Official Responsible for Form:

Janet McGinness

**December 20, 2012**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 27 2012 |

SEC 2449 (1/99)

**Janet McGinness**
*Corporate Secretary*

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jmcginness@nyx.com

NYSE Arca

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
DEC 27 2012
DIVISION OF TRADING & MARKETS

**Via Overnight Mail**

December 20, 2012

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF
ALPS/GS Momentum Builder Multi-Asset Index ETF
ALPS/GS Momentum Builder Asia ex-Japan Equities and U.S. Treasuries Index ETF
ALPS/GS Risk-Adjusted Return U.S. Large Cap Index ETF

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

| | |
|---|---|
| ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF | GSGO |
| ALPS/GS Momentum Builder Multi-Asset Index ETF | GSMA |
| ALPS/GS Momentum Builder Asia ex-Japan Equities and U.S. Treasuries Index ETF | GSAX |
| ALPS/GS Risk-Adjusted Return U.S. Large Cap Index ETF | GSRA |

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet McGinness

Enclosures

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 27 2012 |